Boston Common ESG Impact Emerging Markets Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Communication Services - 7.9%
Advanced Info Service PCL	154,356	$1,315,234
Bharti Airtel Ltd.	129,924	3,045,947
SK Telecom Co. Ltd. - ADR	33,308	777,742
Tencent Holdings Ltd.	19,265	1,241,352
		6,380,275

Consumer Discretionary - 18.4%
Alibaba Group Holding Ltd.	219,525	3,107,585
BYD Co. Ltd. - Class H	94,107	1,465,249
Hyundai Motor Company	4,539	681,565
Meituan - Class B (a)(b)	66,110	1,063,448
MercadoLibre, Inc. (a)	774	2,022,950
Midea Group Co. Ltd. - Class A	113,899	1,148,098
Naspers Ltd. - Class N	13,788	4,302,044
Trip.com Group Ltd. - ADR	18,472	1,083,198
		14,874,137

Consumer Staples - 6.6%
Clicks Group Ltd.	53,225	1,114,513
Dabur India Ltd.	172,748	977,524
Dino Polska SA (a)(b)	11,256	1,644,868
Kimberly-Clark de Mexico SAB de CV - Class A	604,302	1,107,836
Raia Drogasil SA	183,443	511,524
		5,356,265

Financials - 22.3%
Alpha Bank SA	462,228	1,628,004
Axis Bank Ltd.	79,164	1,107,192
BDO Unibank, Inc.	453,146	1,229,189
China Merchants Bank Co. Ltd. - Class H	279,507	1,960,731
Grupo Cibest SA - ADR	40,092	1,851,850
HDFC Bank Ltd. - ADR	44,323	3,398,244
Itau Unibanco Holding SA - ADR	188,546	1,280,227
OTP Bank Nyrt	15,926	1,272,967
Ping An Insurance Group Co. of China Ltd. - Class H	339,278	2,165,720
Powszechna Kasa Oszczednosci Bank Polski SA	50,049	1,045,765
PT Bank Rakyat Indonesia (Persero) Tbk.	5,018,135	1,156,983
		18,096,872

Health Care - 2.8%
Cipla Ltd./India	63,760	1,120,100
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	37,086	1,163,964
		2,284,064

Industrials - 11.4%
AirTAC International Group	42,952	1,278,813
Contemporary Amperex Technology Co. Ltd. - Class A	37,308	1,315,195
HD Hyundai Electric Co. Ltd.	3,345	1,253,997
Shenzhen Inovance Technology Co. Ltd. - Class A	89,325	805,360
Sungrow Power Supply Company Ltd. - Class A	56,400	533,729
Techtronic Industries Co. Ltd.	50,832	560,879
Voltas Ltd.	69,273	1,061,745
WEG SA	136,707	1,075,419
Weichai Power Co. Ltd. - Class H	665,536	1,355,043
		9,240,180

Information Technology - 23.1%
Advanced Micro-Fabrication Equipment, Inc. China - Class A	37,200	947,354
Delta Electronics, Inc.	171,146	2,421,879
Infosys Ltd. - ADR	92,898	1,721,400
Lenovo Group Ltd.	413,195	499,219
Silergy Corp.	57,300	697,985
SK Hynix, Inc.	14,741	3,176,414
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	41,004	9,286,996
		18,751,247

Materials - 1.0%
Mondi PLC	46,737	769,974

Utilities - 1.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	57,551	1,266,988
TOTAL COMMON STOCKS (Cost $59,692,657)		77,020,002

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.1%	Shares	Value
Real Estate - 2.1%
Prologis Property Mexico SAB de CV	459,662	1,733,118
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,579,352)		1,733,118

SHORT-TERM INVESTMENTS - 2.5%		Value
Money Market Funds - 2.5%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (c)	2,040,330	2,040,330
TOTAL SHORT-TERM INVESTMENTS (Cost $2,040,330)		2,040,330

TOTAL INVESTMENTS - 99.7% (Cost $63,312,339)		80,793,450
Other Assets in Excess of Liabilities - 0.3%		243,574
TOTAL NET ASSETS - 100.0%		$81,037,024
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $2,708,316 or 3.3% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Boston Common ESG Impact Emerging Markets Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$28,327,612	$48,692,390	–	$77,020,002
Real Estate Investment Trusts - Common	1,733,118	–	–	1,733,118
Money Market Funds	2,040,330	–	–	2,040,330
Total Investments	$32,101,060	$48,692,390	–	$80,793,450

Refer to the Schedule of Investments for further disaggregation of investment categories.